Share-Based Compensation (Details 2) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity
Granted	100,000	100,000	100,000
Stock Options [Member]
Schedule of Share-based Compensation, Stock Options, Activity
Options outstanding, Beginning Balance	153,005
Granted	69,628
Exercised	(2,996)
Forfeited	(18,570)
Options outstanding, Ending Balance	201,067	153,005
Options Vested and Exercisable	106,313
Weighted Average Exercise Price, Beginning of Period	$ 559.80
Weighted Average Exercise Price, Granted	291.60
Weighted Average Exercise Price, Exercised	153.30
Weighted Average Exercise Price, Forfeited	553.50
Weighted Average Exercise Price, End of Period	473.55	$ 559.80
Options Vested and Exercisable, Weighted Average Exercise Price	$ 603.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 4 months 21 days	6 years
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Aggregate Intrinsic Value, End of Period	$ 0.0	$ 0.5
Options Vested and Exercisable, Aggregate Intrinsic Value	$ 0.0